Statements of Stockholders’ Equity (Unaudited) - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021	$ 14	$ 224,505	$ (173,476)	$ 51,043
Balance (in Shares) at Dec. 31, 2021	14,410,143
Share-based compensation		556		556
Net loss			(9,926)	(9,926)
Balance at Dec. 31, 2022	$ 14	225,061	(183,402)	$ 41,673
Balance (in Shares) at Dec. 31, 2022	14,410,143			14,410,143
Share-based compensation		204		$ 204
Net loss			(1,346)	(1,346)
Balance at Mar. 31, 2023	$ 14	225,265	(184,748)	40,531
Balance (in Shares) at Mar. 31, 2023	14,410,143
Balance at Dec. 31, 2022	$ 14	225,061	(183,402)	$ 41,673
Balance (in Shares) at Dec. 31, 2022	14,410,143			14,410,143
Issuance of common stock upon vesting of Restricted Stock Units
Issuance of common stock upon vesting of Restricted Stock Units (in Shares)	91,000
Share-based compensation		686		686
Net loss			(5,339)	(5,339)
Balance at Dec. 31, 2023	$ 14	225,747	(188,741)	$ 37,020
Balance (in Shares) at Dec. 31, 2023	14,501,143			14,501,143
Balance at Mar. 31, 2023	$ 14	225,265	(184,748)	$ 40,531
Balance (in Shares) at Mar. 31, 2023	14,410,143
Share-based compensation		187		187
Net loss			(1,480)	(1,480)
Balance at Jun. 30, 2023	$ 14	225,452	(186,228)	39,238
Balance (in Shares) at Jun. 30, 2023	14,410,143
Share-based compensation		154		154
Net loss			(1,424)	(1,424)
Balance at Sep. 30, 2023	$ 14	225,606	(187,652)	37,968
Balance (in Shares) at Sep. 30, 2023	14,410,143
Issuance of common stock upon vesting of Restricted Stock Units
Issuance of common stock upon vesting of Restricted Stock Units (in Shares)	91,000
Share-based compensation		141		141
Net loss			(1,089)	(1,089)
Balance at Dec. 31, 2023	$ 14	225,747	(188,741)	$ 37,020
Balance (in Shares) at Dec. 31, 2023	14,501,143			14,501,143
Share-based compensation		114		$ 114
Net loss			(2,009)	(2,009)
Balance at Mar. 31, 2024	$ 14	$ 225,861	$ (190,750)	$ 35,125
Balance (in Shares) at Mar. 31, 2024	14,501,143			14,501,143